As filed with the Securities and Exchange Commission on November 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10487

Hotchkis and Wiley Funds
(Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Address of principal executive offices) (Zip code)

Anna Marie Lopez, President
Hotchkis and Wiley Funds
725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Name and address of agent for service)

Copy to:

Karin Jagel Flynn, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, IL 60601

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2012

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

Schedule of Investments - September 30, 2011
Hotchkis and Wiley Diversified Value Fund (Unaudited)

	Shares
COMMON STOCKS - 97.84%	Held	Value
CONSUMER DISCRETIONARY - 12.63%
Auto Components - 2.14%
Johnson Controls, Inc.	145,200	$3,828,924
Magna International, Inc.	88,600	2,921,142
		6,750,066
Automobiles - 0.92%
General Motors Company (a)	144,100	2,907,938
Hotels, Restaurants & Leisure - 0.54%
Carnival Corporation	56,000	1,696,800
Media - 4.10%
Comcast Corporation	328,100	6,788,389
The Interpublic Group of Companies, Inc.	426,800	3,072,960
Time Warner Cable, Inc.	49,600	3,108,432
		12,969,781
Multiline Retail - 2.06%
J.C. Penney Company, Inc. (b)	243,100	6,510,218
Specialty Retail - 2.87%
The Gap, Inc.	373,100	6,059,144
Home Depot, Inc.	91,600	3,010,892
		9,070,036
TOTAL CONSUMER DISCRETIONARY		39,904,839
CONSUMER STAPLES - 6.36%
Beverages - 1.05%
PepsiCo, Inc.	53,400	3,305,460
Food & Staples Retailing - 4.27%
CVS Caremark Corporation	132,100	4,435,918
Safeway, Inc.	145,600	2,421,328
Wal-Mart Stores, Inc.	128,100	6,648,390
		13,505,636
Food Products - 0.49%
Kraft Foods, Inc.	46,400	1,558,112
Household Products - 0.55%
Kimberly-Clark Corporation	24,300	1,725,543
TOTAL CONSUMER STAPLES		20,094,751
ENERGY - 9.12%
Oil, Gas & Consumable Fuels - 9.12%
Cobalt International Energy, Inc. (a)	225,100	1,735,521
ConocoPhillips	156,200	9,890,584
Royal Dutch Shell PLC - Class B - ADR	148,300	9,202,015
Total SA - ADR (b)	182,400	8,001,888
TOTAL ENERGY		28,830,008
FINANCIALS - 25.50%
Capital Markets - 0.80%
Morgan Stanley	187,500	2,531,250
Commercial Banks - 7.36%
KeyCorp	515,403	3,056,340
PNC Financial Services Group, Inc.	72,515	3,494,498
SunTrust Banks, Inc.	262,500	4,711,875
Wells Fargo & Company	497,034	11,988,460
		23,251,173
Consumer Finance - 0.98%
Capital One Financial Corporation	78,100	3,095,103
Diversified Financial Services - 7.84%
Bank of America Corporation	999,422	6,116,463
Citigroup, Inc.	267,574	6,855,246
JPMorgan Chase & Company	391,400	11,788,968
		24,760,677
Insurance - 8.52%
The Allstate Corporation	453,100	10,733,939
American International Group, Inc. (a)	245,600	5,390,920
Genworth Financial, Inc. (a)	585,800	3,362,492
MetLife, Inc.	88,742	2,485,663
Prudential Financial, Inc.	30,800	1,443,288
XL Group PLC	187,400	3,523,120
		26,939,422
TOTAL FINANCIALS		80,577,625
HEALTH CARE - 8.80%
Health Care Equipment & Supplies - 0.27%
Covidien PLC	19,600	864,360
Health Care Providers & Services - 1.02%
Quest Diagnostics, Inc.	65,500	3,233,080
Pharmaceuticals - 7.51%
Eli Lilly & Company	125,300	4,632,341
Johnson & Johnson	73,700	4,695,427
Merck & Company, Inc.	74,096	2,423,680
Novartis AG - ADR	69,300	3,864,861
Pfizer, Inc.	233,300	4,124,744
Sanofi - ADR	121,200	3,975,360
		23,716,413
TOTAL HEALTH CARE		27,813,853
INDUSTRIALS - 9.76%
Aerospace & Defense - 5.81%
The Boeing Company	25,300	1,530,903
Embraer SA - ADR	97,200	2,465,964
Huntington Ingalls Industries, Inc. (a)	15,483	376,701
Lockheed Martin Corporation	125,300	9,101,792
Northrop Grumman Corporation	93,400	4,871,744
		18,347,104
Air Freight & Logistics - 1.27%
FedEx Corporation	59,200	4,006,656
Machinery - 2.68%
Cummins, Inc.	37,900	3,094,914
PACCAR, Inc.	159,200	5,384,144
		8,479,058
TOTAL INDUSTRIALS		30,832,818
INFORMATION TECHNOLOGY - 14.23%
Computers & Peripherals - 4.05%
Hewlett-Packard Company	570,300	12,803,235
Electronic Equipment, Instruments & Components - 2.85%
Corning, Inc.	377,300	4,663,428
TE Connectivity Limited	155,000	4,361,700
		9,025,128
Software - 7.33%
CA, Inc.	426,006	8,268,777
Microsoft Corporation	311,400	7,750,746
Oracle Corporation	248,300	7,136,142
		23,155,665
TOTAL INFORMATION TECHNOLOGY		44,984,028
MATERIALS - 0.48%
Chemicals - 0.48%
PPG Industries, Inc.	21,600	1,526,256
TOTAL MATERIALS		1,526,256
TELECOMMUNICATION SERVICES - 2.80%
Wireless Telecommunication Services - 2.80%
Vodafone Group PLC - ADR	345,600	8,864,640
TOTAL TELECOMMUNICATION SERVICES		8,864,640
UTILITIES - 8.16%
Electric Utilities - 5.34%
Edison International	120,800	4,620,600
Exelon Corporation	215,700	9,190,977
PPL Corporation	107,500	3,068,050
		16,879,627
Multi-Utilities - 2.82%
Public Service Enterprise Group, Inc.	266,900	8,906,453
TOTAL UTILITIES		25,786,080

Total investments - 97.84% (Cost $459,479,320)		309,214,898

Collateral for securities on loan ^ - 1.67%		5,292,668

Time deposit * - 1.64%		5,175,136

Liabilities in excess of other assets - (1.15)%		(3,647,745)

Net assets - 100.00%		$316,034,957

(a)	- Non-income producing security.
(b)	- All or a portion of this security is on loan. The total market value of securities on loan was $5,167,993.
ADR	- American Depositary Receipt
^	- Collateral for securities on loan was invested in the Invesco Government Agency Portfolio. The 7-day yield as of September
30, 2011 was 0.02%.
*	- Time deposit with HSBC Bank bears interest at 0.03% and matures on 10/3/2011. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS) was developed by MSCI and S&P, an independent international financial data and investment services company.  The GICS methodology is used by the MSCI indexes, which include domestic and international stocks, as well as by a large portion of the professional investment management community.  The GICS hierarchy begins with 10 sectors and is followed by 24 industry groups, 67 industries and 147 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2011
Hotchkis and Wiley Large Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.16%	Held	Value
CONSUMER DISCRETIONARY - 12.36%
Auto Components - 1.91%
Johnson Controls, Inc.	259,100	$6,832,467
Magna International, Inc.	202,600	6,679,722
		13,512,189
Automobiles - 0.74%
Harley-Davidson, Inc.	153,200	5,259,356
Hotels, Restaurants & Leisure - 0.50%
Carnival Corporation	116,000	3,514,800
Media - 2.94%
Comcast Corporation	1,007,900	20,853,451
Multiline Retail - 2.66%
J.C. Penney Company, Inc. (b)	703,200	18,831,696
Specialty Retail - 3.43%
The Gap, Inc.	971,600	15,778,784
Home Depot, Inc.	261,409	8,592,514
		24,371,298
Textiles, Apparel & Luxury Goods - 0.18%
The Jones Group, Inc.	136,900	1,260,849
TOTAL CONSUMER DISCRETIONARY		87,603,639
CONSUMER STAPLES - 5.96%
Food & Staples Retailing - 4.70%
CVS Caremark Corporation	350,700	11,776,506
Safeway, Inc.	362,300	6,025,049
Wal-Mart Stores, Inc.	300,300	15,585,570
		33,387,125
Food Products - 0.79%
Kraft Foods, Inc.	165,800	5,567,564
Tobacco - 0.47%
Philip Morris International, Inc.	53,100	3,312,378
TOTAL CONSUMER STAPLES		42,267,067
ENERGY - 9.75%
Oil, Gas & Consumable Fuels - 9.75%
ConocoPhillips	376,600	23,846,312
Royal Dutch Shell PLC - Class B - ADR	436,200	27,066,210
Total SA - ADR (b)	415,800	18,241,146
TOTAL ENERGY		69,153,668
FINANCIALS - 27.36%
Commercial Banks - 7.97%
Fifth Third Bancorp	738,900	7,462,890
PNC Financial Services Group, Inc.	296,600	14,293,154
Regions Financial Corporation	1,454,300	4,842,819
Wells Fargo & Company	1,239,991	29,908,583
		56,507,446
Consumer Finance - 1.53%
Capital One Financial Corporation	274,500	10,878,435
Diversified Financial Services - 8.98%
Bank of America Corporation	2,532,489	15,498,833
Citigroup, Inc.	690,168	17,682,104
JPMorgan Chase & Company	1,011,400	30,463,367
		63,644,304
Insurance - 8.88%
The Allstate Corporation	1,160,100	27,482,768
Genworth Financial, Inc. (a)	1,220,100	7,003,374
MetLife, Inc.	395,558	11,079,580
Unum Group	162,600	3,408,096
XL Group PLC	743,800	13,983,440
		62,957,258
TOTAL FINANCIALS		193,987,443
HEALTH CARE - 9.52%
Biotechnology - 0.53%
Gilead Sciences, Inc. (a)	96,600	3,748,080
Pharmaceuticals - 8.99%
Eli Lilly & Company	380,900	14,081,873
Johnson & Johnson	129,100	8,224,961
Merck & Company, Inc.	335,500	10,974,205
Novartis AG - ADR	175,500	9,787,635
Pfizer, Inc.	647,100	11,440,728
Sanofi - ADR	282,000	9,249,600
		63,759,002
TOTAL HEALTH CARE		67,507,082
INDUSTRIALS - 9.14%
Aerospace & Defense - 5.81%
Embraer SA - ADR	165,600	4,201,272
Huntington Ingalls Industries, Inc. (a)	37,750	918,458
Lockheed Martin Corporation	342,400	24,871,936
Northrop Grumman Corporation	214,400	11,183,104
		41,174,770
Machinery - 2.71%
Cummins, Inc.	42,600	3,478,716
PACCAR, Inc.	465,300	15,736,446
		19,215,162
Professional Services - 0.62%
Manpower, Inc.	130,300	4,380,686
TOTAL INDUSTRIALS		64,770,618
INFORMATION TECHNOLOGY - 11.96%
Computers & Peripherals - 4.62%
Hewlett-Packard Company	1,460,400	32,785,980
Electronic Equipment, Instruments & Components - 1.39%
TE Connectivity Limited	349,325	9,830,006
Software - 5.95%
CA, Inc.	1,161,681	22,548,228
Microsoft Corporation	787,900	19,610,831
		42,159,059
TOTAL INFORMATION TECHNOLOGY		84,775,045
TELECOMMUNICATION SERVICES - 3.40%
Wireless Telecommunication Services - 3.40%
Vodafone Group PLC - ADR	940,300	24,118,695
TOTAL TELECOMMUNICATION SERVICES		24,118,695
UTILITIES - 9.71%
Electric Utilities - 6.81%
Edison International	332,300	12,710,475
Exelon Corporation	670,200	28,557,222
PPL Corporation	244,900	6,989,446
		48,257,143
Multi-Utilities - 2.90%
Public Service Enterprise Group, Inc.	616,200	20,562,594
TOTAL UTILITIES		68,819,737

Total investments - 99.16% (Cost $1,057,316,859)		703,002,994

Collateral for securities on loan ^ - 1.77%		12,528,994

Time deposit * - 1.05%		7,462,745

Liabilities in excess of other assets - (1.98)%		(14,005,891)

Net assets - 100.00%		$708,988,842

(a)	- Non-income producing security.
(b)	- All or a portion of this security is on loan. The total market value of securities on loan was $12,265,626.
ADR	- American Depositary Receipt
^	- Collateral for securities on loan was invested in the Invesco Government Agency Portfolio. The 7-day yield as of September
30, 2011 was 0.02%.
*	- Time deposit with Citibank bears interest at 0.03% and matures on 10/3/2011. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS) was developed by MSCI and S&P, an independent international financial data and investment services company.  The GICS methodology is used by the MSCI indexes, which include domestic and international stocks, as well as by a large portion of the professional investment management community.  The GICS hierarchy begins with 10 sectors and is followed by 24 industry groups, 67 industries and 147 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2011
Hotchkis and Wiley Mid-Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.26%	Held	Value
CONSUMER DISCRETIONARY - 20.03%
Auto Components - 3.80%
The Goodyear Tire & Rubber Company (a)	965,900	$9,745,931
Magna International, Inc.	800,000	26,376,000
		36,121,931
Media - 5.87%
The Interpublic Group of Companies, Inc.	1,049,200	7,554,240
Valassis Communications, Inc. (a)(c)	2,574,000	48,236,760
		55,791,000
Multiline Retail - 2.23%
J.C. Penney Company, Inc. (b)	792,900	21,233,862
Specialty Retail - 6.78%
Aeropostale, Inc. (a)	596,200	6,444,922
The Gap, Inc.	2,506,400	40,703,936
Rent-A-Center, Inc.	631,300	17,329,185
		64,478,043
Textiles, Apparel & Luxury Goods - 1.35%
The Jones Group, Inc.	1,400,100	12,894,921
TOTAL CONSUMER DISCRETIONARY		190,519,757
CONSUMER STAPLES - 3.74%
Food & Staples Retailing - 3.74%
Safeway, Inc.	978,800	16,277,444
SUPERVALU, Inc. (b)	2,895,200	19,282,032
TOTAL CONSUMER STAPLES		35,559,476
ENERGY - 9.89%
Oil, Gas & Consumable Fuels - 9.89%
Cobalt International Energy, Inc. (a)	3,636,900	28,040,499
Kosmos Energy Limited (a)	1,355,900	15,877,589
Murphy Oil Corporation	243,400	10,748,544
Stone Energy Corporation (a)	1,895,900	30,732,539
Tesoro Corporation (a)	443,200	8,629,104
TOTAL ENERGY		94,028,275
FINANCIALS - 31.20%
Commercial Banks - 12.53%
BB&T Corporation	114,700	2,446,551
Fifth Third Bancorp	2,610,300	26,364,030
First Horizon National Corporation	864,158	5,150,379
KeyCorp	3,944,620	23,391,597
Regions Financial Corporation	7,483,600	24,920,388
SunTrust Banks, Inc.	1,428,300	25,637,985
Synovus Financial Corporation	10,532,500	11,269,775
		119,180,705
Diversified Financial Services - 1.69%
PHH Corporation (a)	998,600	16,057,488
Insurance - 12.16%
The Allstate Corporation	1,585,200	37,553,388
CNO Financial Group, Inc. (a)	4,164,100	22,527,781
Genworth Financial, Inc. (a)	1,996,400	11,459,336
Torchmark Corporation	570,000	19,870,200
Unum Group	582,200	12,202,912
XL Group PLC	638,900	12,011,320
		115,624,937
Real Estate Management & Development - 4.82%
MI Developments, Inc.	1,726,400	45,835,920
TOTAL FINANCIALS		296,699,050
HEALTH CARE - 1.47%
Health Care Providers & Services - 1.47%
LifePoint Hospitals, Inc. (a)	257,600	9,438,464
Quest Diagnostics, Inc.	91,400	4,511,504
TOTAL HEALTH CARE		13,949,968
INDUSTRIALS - 13.32%
Aerospace & Defense - 5.54%
Alliant Techsystems, Inc.	133,100	7,255,281
Embraer SA - ADR	559,400	14,191,978
Huntington Ingalls Industries, Inc. (a)	1,285,400	31,273,782
		52,721,041
Construction & Engineering - 0.44%
EMCOR Group, Inc.	206,300	4,194,079
Machinery - 1.36%
PACCAR, Inc.	212,700	7,193,514
Terex Corporation (a)	556,700	5,711,742
		12,905,256
Professional Services - 2.59%
Manpower, Inc.	733,600	24,663,632
Road & Rail - 3.39%
Con-way, Inc.	1,457,500	32,254,475
TOTAL INDUSTRIALS		126,738,483
INFORMATION TECHNOLOGY - 12.22%
Communications Equipment - 3.06%
Arris Group, Inc. (a)	2,826,500	29,112,950
Computers & Peripherals - 0.38%
Lexmark International, Inc. (a)	134,500	3,635,535
Electronic Equipment, Instruments & Components - 2.28%
TE Connectivity Limited	769,700	21,659,358
Semiconductors & Semiconductor Equipment - 2.03%
NXP Semiconductors NV (a)	154,600	2,182,952
ON Semiconductor Corporation (a)	2,382,900	17,085,393
		19,268,345
Software - 4.47%
CA, Inc.	1,941,344	37,681,487
Symantec Corporation (a)	298,200	4,860,660
		42,542,147
TOTAL INFORMATION TECHNOLOGY		116,218,335
UTILITIES - 7.39%
Electric Utilities - 7.13%
Edison International	655,700	25,080,525
Great Plains Energy, Inc.	1,105,300	21,332,290
PPL Corporation	749,000	21,376,460
		67,789,275
Multi-Utilities - 0.26%
Public Service Enterprise Group, Inc.	74,400	2,482,728
TOTAL UTILITIES		70,272,003

Total investments - 99.26% (Cost $1,438,861,408)		943,985,347

Collateral for securities on loan ^ - 1.75%		16,672,351

Time deposit * - 0.32%		3,074,032

Liabilities in excess of other assets - (1.33)%		(12,713,093)

Net assets - 100.00%		$951,018,637

(a)	- Non-income producing security.
(b)	- All or a portion of this security is on loan. The total market value of securities on loan was $16,338,576.
(c)	- Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2011, is set forth below:

	Share Balance At			Share Balance At	Dividend	Value At
Issuer Name	July 1, 2011	Additions	Reductions	September 30, 2011	Income	September 30, 2011
Valassis Communications, Inc.	2,702,900	-	128,900	2,574,000	$ -	$48,236,760

ADR	- American Depositary Receipt
^	- Collateral for securities on loan was invested in the Invesco Government Agency Portfolio. The 7-day yield as of September
30, 2011 was 0.02%.
*	- Time deposit with Wells Fargo bears interest at 0.03% and matures on 10/3/2011. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS) was developed by MSCI and S&P, an independent international financial data and investment services company.  The GICS methodology is used by the MSCI indexes, which include domestic and international stocks, as well as by a large portion of the professional investment management community.  The GICS hierarchy begins with 10 sectors and is followed by 24 industry groups, 67 industries and 147 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2011
Hotchkis and Wiley Small Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 97.78%	Held	Value
CONSUMER DISCRETIONARY - 12.93%
Hotels, Restaurants & Leisure - 0.19%
Lakes Entertainment, Inc. (a)	175,900	$429,196
Household Durables - 0.39%
Furniture Brands International, Inc. (a)	442,000	910,520
Media - 6.10%
The Interpublic Group of Companies, Inc.	222,200	1,599,840
Valassis Communications, Inc. (a)	664,300	12,448,982
		14,048,822
Multiline Retail - 0.82%
99 Cents Only Stores (a)	102,000	1,878,840
Specialty Retail - 2.64%
Rent-A-Center, Inc.	221,000	6,066,450
Textiles, Apparel & Luxury Goods - 2.79%
Quiksilver, Inc. (a)	2,106,600	6,425,130
TOTAL CONSUMER DISCRETIONARY		29,758,958
CONSUMER STAPLES - 1.45%
Food Products - 1.45%
Overhill Farms, Inc. (a)(c)	900,900	3,333,330
TOTAL CONSUMER STAPLES		3,333,330
ENERGY - 4.55%
Oil, Gas & Consumable Fuels - 4.55%
Cobalt International Energy, Inc. (a)	512,000	3,947,520
Petroquest Energy, Inc. (a)(b)	105,400	579,700
Stone Energy Corporation (a)	366,700	5,944,207
TOTAL ENERGY		10,471,427
FINANCIALS - 26.96%
Commercial Banks - 5.37%
Associated Banc-Corp	210,500	1,957,650
First Horizon National Corporation	598,131	3,564,862
First Interstate BancSystem, Inc.	226,600	2,426,886
Synovus Financial Corporation	755,800	808,706
TCF Financial Corporation	130,300	1,193,548
Webster Financial Corporation	157,800	2,414,340
		12,365,992
Diversified Financial Services - 3.62%
PHH Corporation (a)	517,700	8,324,616
Insurance - 11.98%
CNO Financial Group, Inc. (a)	1,200,800	6,496,328
Employers Holdings, Inc.	203,600	2,597,936
Global Indemnity PLC (a)	422,113	7,209,690
The Hanover Insurance Group, Inc.	11,700	415,350
Horace Mann Educators Corporation	298,600	3,407,026
National Western Life Insurance Company	4,800	650,400
Symetra Financial Corporation	835,200	6,806,880
		27,583,610
Real Estate Investment Trusts - 0.85%
CapLease, Inc.	539,100	1,946,151
Real Estate Management & Development - 4.99%
MI Developments, Inc.	432,800	11,490,840
Thrifts & Mortgage Finance - 0.15%
First Financial Holdings, Inc.	87,900	352,479
TOTAL FINANCIALS		62,063,688
HEALTH CARE - 4.48%
Health Care Equipment & Supplies - 1.61%
Kinetic Concepts, Inc. (a)	56,100	3,696,429
Health Care Providers & Services - 2.87%
LifePoint Hospitals, Inc. (a)	84,300	3,088,752
PharMerica Corporation (a)	246,800	3,521,836
		6,610,588
TOTAL HEALTH CARE		10,307,017
INDUSTRIALS - 26.01%
Aerospace & Defense - 9.18%
Alliant Techsystems, Inc.	206,400	11,250,864
Embraer SA - ADR	22,900	580,973
Huntington Ingalls Industries, Inc. (a)	381,600	9,284,328
		21,116,165
Commercial Services & Supplies - 1.33%
Corrections Corporation of America (a)	73,600	1,669,984
The Geo Group, Inc. (a)	75,400	1,399,424
		3,069,408
Construction & Engineering - 0.50%
EMCOR Group, Inc.	56,800	1,154,744
Machinery - 6.48%
CIRCOR International, Inc.	95,900	2,816,583
Meritor, Inc. (a)	238,800	1,685,928
Miller Industries, Inc.	429,800	7,457,030
Mueller Water Products, Inc.	389,800	966,704
Terex Corporation (a)	193,000	1,980,180
		14,906,425
Professional Services - 5.00%
Heidrick & Struggles International, Inc.	153,700	2,528,365
Hudson Highland Group, Inc. (a)	1,624,700	5,556,474
Manpower, Inc.	101,700	3,419,154
		11,503,993
Road & Rail - 3.52%
Con-way, Inc.	362,900	8,030,977
Saia, Inc. (a)	7,600	79,952
		8,110,929
TOTAL INDUSTRIALS		59,861,664
INFORMATION TECHNOLOGY - 9.79%
Communications Equipment - 4.16%
Arris Group, Inc. (a)	817,600	8,421,280
Symmetricom, Inc. (a)	263,000	1,141,420
		9,562,700
Computers & Peripherals - 1.00%
Lexmark International, Inc. (a)	85,200	2,302,956
IT Services - 3.41%
CIBER, Inc. (a)	307,000	930,210
Heartland Payment Systems, Inc.	77,400	1,526,328
Ness Technologies, Inc. (a)	704,800	5,398,768
		7,855,306
Semiconductors & Semiconductor Equipment - 1.22%
ON Semiconductor Corporation (a)	392,600	2,814,942
TOTAL INFORMATION TECHNOLOGY		22,535,904
MATERIALS - 2.77%
Metals & Mining - 2.77%
Noranda Aluminum Holding Corporation (a)	764,300	6,381,905
TOTAL MATERIALS		6,381,905
UTILITIES - 8.84%
Electric Utilities - 8.84%
Great Plains Energy, Inc.	566,600	10,935,380
Portland General Electric Company	241,300	5,716,397
Westar Energy, Inc.	139,400	3,682,948
TOTAL UTILITIES		20,334,725

Total investments - 97.78% (Cost $296,554,932)		225,048,618

Collateral for securities on loan ^ - 0.04%		97,618

Time deposit * - 1.17%		2,684,423

Other assets in excess of liabilities - 1.01%		2,334,176

Net assets - 100.00%		$230,164,835

(a)	- Non-income producing security.
(b)	- All or a portion of this security is on loan. The total market value of securities on loan was $95,174.
(c)	- Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2011, is set forth below:

	Share Balance At			Share Balance At	Dividend	Value At
Issuer Name	July 1, 2011	Additions	Reductions	September 30, 2011	Income	September 30, 2011
Overhill Farms, Inc.	889,200	11,700	-	900,900	$ -	$3,333,330

ADR	- American Depositary Receipt
^	- Collateral for securities on loan was invested in the Invesco Government Agency Portfolio. The 7-day yield as of September
30, 2011 was 0.02%.
*	- Time deposit with Wells Fargo bears interest at 0.03% and matures on 10/3/2011. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS) was developed by MSCI and S&P, an independent international financial data and investment services company.  The GICS methodology is used by the MSCI indexes, which include domestic and international stocks, as well as by a large portion of the professional investment management community.  The GICS hierarchy begins with 10 sectors and is followed by 24 industry groups, 67 industries and 147 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2011
Hotchkis and Wiley Value Opportunities Fund (Unaudited)

	Shares
COMMON STOCKS - 79.69%	Held	Value
CONSUMER DISCRETIONARY - 14.26%
Automobiles - 0.49%
General Motors Company (a)	15,200	$306,736
Hotels, Restaurants & Leisure - 0.70%
Lakes Entertainment, Inc. (a)	179,600	438,224
Media - 11.35%
Valassis Communications, Inc. (a)	377,800	7,079,972
Multiline Retail - 0.80%
99 Cents Only Stores (a)	27,000	497,340
Textiles, Apparel & Luxury Goods - 0.92%
Quiksilver, Inc. (a)	188,300	574,315
TOTAL CONSUMER DISCRETIONARY		8,896,587
CONSUMER STAPLES - 1.81%
Beverages - 0.56%
PepsiCo, Inc.	5,600	346,640
Food Products - 1.25%
Overhill Farms, Inc. (a)	210,800	779,960
TOTAL CONSUMER STAPLES		1,126,600
ENERGY - 4.75%
Oil, Gas & Consumable Fuels - 4.75%
Cobalt International Energy, Inc. (a)	128,200	988,422
Murphy Oil Corporation	44,700	1,973,952
TOTAL ENERGY		2,962,374
FINANCIALS - 19.12%
Diversified Financial Services - 4.37%
Citigroup, Inc.	27,700	709,674
JPMorgan Chase & Company	66,900	2,015,028
		2,724,702
Insurance - 7.19%
The Allstate Corporation	128,300	3,039,427
Global Indemnity PLC (a)	84,684	1,446,403
		4,485,830
Real Estate Management & Development - 3.73%
MI Developments, Inc.	87,700	2,328,435
Thrifts & Mortgage Finance - 3.83%
Tree.com, Inc. (a)	478,400	2,392,000
TOTAL FINANCIALS		11,930,967
HEALTH CARE - 0.67%
Health Care Equipment & Supplies - 0.67%
Kinetic Concepts, Inc. (a)	6,300	415,107
TOTAL HEALTH CARE		415,107
INDUSTRIALS - 20.33%
Aerospace & Defense - 7.26%
Alliant Techsystems, Inc.	16,000	872,160
Huntington Ingalls Industries, Inc. (a)	125,066	3,042,856
Lockheed Martin Corporation	8,500	617,440
		4,532,456
Air Freight & Logistics - 0.52%
Air T, Inc.	42,900	321,750
Machinery - 1.69%
KSB AG (f)	1,100	576,653
Miller Industries, Inc.	27,598	478,825
		1,055,478
Marine - 3.46%
Clarkson PLC (f)	124,100	2,157,861
Professional Services - 3.19%
Hudson Highland Group, Inc. (a)	582,000	1,990,440
Road & Rail - 4.21%
Con-way, Inc.	118,600	2,624,618
TOTAL INDUSTRIALS		12,682,603
INFORMATION TECHNOLOGY - 5.08%
Computers & Peripherals - 2.68%
Hewlett-Packard Company	74,300	1,668,035
Electronic Equipment, Instruments & Components - 2.40%
Corning, Inc.	121,200	1,498,032
TOTAL INFORMATION TECHNOLOGY		3,166,067
MATERIALS - 2.60%
Metals & Mining - 2.60%
Noranda Aluminum Holding Corporation (a)	194,600	1,624,910
TOTAL MATERIALS		1,624,910
TELECOMMUNICATION SERVICES - 3.26%
Wireless Telecommunication Services - 3.26%
Vodafone Group PLC - ADR	79,300	2,034,045
TOTAL TELECOMMUNICATION SERVICES		2,034,045
UTILITIES - 7.81%
Electric Utilities - 4.35%
Exelon Corporation	47,400	2,019,714
PPL Corporation	24,300	693,522
		2,713,236
Multi-Utilities - 3.46%
Public Service Enterprise Group, Inc.	64,700	2,159,039
TOTAL UTILITIES		4,872,275
Total common stocks (Cost $65,238,947)		49,711,535

INVESTMENT COMPANIES - 1.04%
Equity Mutual Funds - 1.04%
Diamond Hill Financial Trends Fund, Inc.	86,100	649,194
Total investment companies (Cost $644,142)		649,194

PREFERRED STOCKS - 12.73%
FINANCIALS - 12.73%
Commercial Banks - 4.40%
Countrywide Capital V	142,900	2,743,680
Real Estate Investment Trusts - 3.99%
Strategic Hotels & Resorts, Inc. - Series A (a)	99,700	2,490,506
Thrifts & Mortgage Finance - 4.34%
Federal Home Loan Mortgage Corporation - Series K (a)	33,900	96,615
Federal Home Loan Mortgage Corporation - Series N (a)	118,600	338,010
Federal Home Loan Mortgage Corporation - Series S (a)	18,700	103,411
Federal Home Loan Mortgage Corporation - Series T (a)	37,900	111,805
Federal Home Loan Mortgage Corporation - Series Z (a)	1,029,100	2,058,200
		2,708,041
TOTAL FINANCIALS		7,942,227
Total preferred stocks (Cost $5,930,774)		7,942,227

CORPORATE BONDS - 1.81%	Amount
INDUSTRIALS - 0.73%
Building Products - 0.73%
Masonite International Corporation
8.250%, 04/15/2021 (Acquired 09/14/2011, Cost $467,598) (r)	$500,000	453,750
TOTAL INDUSTRIALS		453,750
ENERGY - 1.08%
Oil, Gas & Consumable Fuels - 1.08%
American Petroleum Tankers Parent LLC/American Petroleum Tankers Company
10.250%, 05/01/2015	679,000	673,908
TOTAL ENERGY		673,908
Total corporate bonds (Cost $1,131,906)		1,127,658

Total investments - 95.27% (Cost $72,945,769)		59,430,614

Time deposit * - 4.07%		2,541,420

Other assets in excess of liabilities - 0.66%		412,546

Net assets - 100.00%		$62,384,580

(a)	- Non-income producing security.
(f)	- Security valued using Interactive Data's proprietary fair value pricing model. The total market value of these securities was $2,734,514, representing 4.38% of net assets.
(r)	- Restricted security under Rule 144A of the Securities Act of 1933. Purchased in a private placement transaction;
resale to the public may require registration or be limited to qualified institutional buyers. The total market value of this security was $453,750, representing 0.73% of net assets.
ADR	- American Depositary Receipt
*	- Time deposit with Bank of America bears interest at 0.03% and matures on 10/3/2011. Invested through a cash management account administered by Brown Brothers Harriman & Co.

An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended September 30, 2011, is set forth below:

	Share Balance At			Share Balance At	Dividend	Value At
Issuer Name	July 1, 2011	Additions	Reductions	September 30, 2011	Income	September 30, 2011
Tree.com, Inc +	553,200	-	74,800	478,400	$ -	$2,392,000

+	- Issuer was not an affiliate as of September 30, 2011.

The Global Industry Classification Standard (GICS) was developed by MSCI and S&P, an independent international financial data and investment services company.  The GICS methodology is used by the MSCI indexes, which include domestic and international stocks, as well as by a large portion of the professional investment management community.  The GICS hierarchy begins with 10 sectors and is followed by 24 industry groups, 67 industries and 147 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2011
Hotchkis and Wiley Capital Income Fund (Unaudited)

	Shares
COMMON STOCKS - 58.76%	Held	Value
CONSUMER DISCRETIONARY - 3.02%
Automobiles - 0.26%
General Motors Company (a)(i)	4,600	$1,748
General Motors Company (a)	865	17,456
		19,204
Multiline Retail - 0.82%
J.C. Penney Company, Inc.	2,239	59,960
Specialty Retail - 1.94%
Home Depot, Inc.	4,286	140,881
TOTAL CONSUMER DISCRETIONARY		220,045
CONSUMER STAPLES - 9.95%
Beverages - 1.52%
PepsiCo, Inc.	1,790	110,801
Food & Staples Retailing - 1.48%
Wal-Mart Stores, Inc. (c)	2,081	108,004
Food Products - 2.98%
Kraft Foods, Inc.	3,928	131,902
Unilever PLC - ADR	2,737	85,367
		217,269
Household Products - 1.64%
Kimberly-Clark Corporation	1,680	119,297
Tobacco - 2.33%
Philip Morris International, Inc. (c)	2,722	169,798
TOTAL CONSUMER STAPLES		725,169
ENERGY - 7.03%
Oil, Gas & Consumable Fuels - 7.03%
ConocoPhillips	2,517	159,376
Royal Dutch Shell PLC - Class B - ADR	3,682	228,469
Total SA - ADR	2,843	124,722
TOTAL ENERGY		512,567
FINANCIALS - 8.77%
Commercial Banks - 3.86%
PNC Financial Services Group, Inc.	3,061	147,510
Wells Fargo & Company	5,542	133,673
		281,183
Diversified Financial Services - 3.32%
JPMorgan Chase & Company (c)	8,031	241,894
Insurance - 1.59%
The Allstate Corporation	4,889	115,820
TOTAL FINANCIALS		638,897
HEALTH CARE - 8.03%
Pharmaceuticals - 8.03%
Eli Lilly & Company	3,560	131,613
Johnson & Johnson	2,733	174,120
Novartis AG - ADR	2,179	121,523
Pfizer, Inc.	6,807	120,348
Sanofi - ADR	1,133	37,162
TOTAL HEALTH CARE		584,766
INDUSTRIALS - 4.39%
Aerospace & Defense - 4.39%
Lockheed Martin Corporation (c)	3,516	255,402
Northrop Grumman Corporation	1,232	64,261
TOTAL INDUSTRIALS		319,663
INFORMATION TECHNOLOGY - 3.70%
Computers & Peripherals - 0.38%
Hewlett-Packard Company	1,244	27,928
Software - 3.32%
Microsoft Corporation	9,709	241,657
TOTAL INFORMATION TECHNOLOGY		269,585
MATERIALS - 0.50%
Chemicals - 0.50%
RPM International, Inc.	1,954	36,540
TOTAL MATERIALS		36,540
TELECOMMUNICATION SERVICES - 3.92%
Wireless Telecommunication Services - 3.92%
Vodafone Group PLC - ADR	11,128	285,433
TOTAL TELECOMMUNICATION SERVICES		285,433
UTILITIES - 9.45%
Electric Utilities - 6.90%
Edison International	3,703	141,640
Exelon Corporation (c)	6,240	265,886
PPL Corporation	3,339	95,295
		502,821
Multi-Utilities - 2.55%
Public Service Enterprise Group, Inc.	5,557	185,437
TOTAL UTILITIES		688,258
Total common stocks (Cost $4,607,937)		4,280,923

PREFERRED STOCKS - 1.83%
FINANCIALS - 1.83%
Commercial Banks - 0.89%
Countrywide Capital V, 7.000%	1,958	37,594
Zions Bancorporation - Series C, 9.500%	1,065	26,891
		64,485
Consumer Finance - 0.68%
Ally Financial, Inc. - Series G, 7.000% (Acquired 12/31/2010 - 03/24/2011, Cost $28,203) (r)	30	20,092
GMAC Capital Trust I - Series 2, 8.125% (b)	1,625	29,656
		49,748
Real Estate Investment Trusts - 0.17%
Strategic Hotels & Resorts, Inc. - Series A, 8.500% (a)	500	12,490
Thrifts & Mortgage Finance - 0.09%
Federal Home Loan Mortgage Corporation - Series Z, 8.375% (a)(b)	3,385	6,770
TOTAL FINANCIALS		133,493
Total preferred stocks (Cost $160,680)		133,493

CONVERTIBLE PREFERRED STOCKS - 1.67%
CONSUMER DISCRETIONARY - 0.40%
Auto Components - 0.40%
The Goodyear Tire & Rubber Company, 5.875%	750	29,213
TOTAL CONSUMER DISCRETIONARY		29,213
FINANCIALS - 0.93%
Commercial Banks - 0.28%
KeyCorp - Series A, 7.750%	200	20,299
Diversified Financial Services - 0.40%
Citigroup, Inc., 7.500%	371	29,542
Insurance - 0.25%
Hartford Financial Services Group, Inc. - Series F, 7.250%	960	18,490
TOTAL FINANCIALS		68,331
UTILITIES - 0.34%
Electric Utilities - 0.34%
PPL Corporation, 8.750%	450	24,476
TOTAL UTILITIES		24,476
Total convertible preferred stocks (Cost $154,143)		122,020

CONVERTIBLE BONDS - 0.28%	Amount
INDUSTRIALS - 0.28%
Machinery - 0.28%
Meritor, Inc.
4.000%, 02/15/2027 (b)	$30,000	20,588
TOTAL INDUSTRIALS		20,588
Total convertible bonds (Cost $31,853)		20,588

CORPORATE BONDS - 35.55%
CONSUMER DISCRETIONARY - 7.77%
Auto Components - 1.38%
Allison Transmission, Inc.
7.125%, 05/15/2019 (Acquired 05/09/2011, Cost $25,344) (r)	25,000	22,750
American Axle & Manufacturing Holdings, Inc.
9.250%, 01/15/2017 (Acquired 12/31/2010 - 07/07/2011, Cost $30,892) (r)	28,000	29,260
Stoneridge, Inc.
9.500%, 10/15/2017 (Acquired 12/31/2010, Cost $21,574) (r)	20,000	20,500
Tomkins LLC/Tomkins, Inc.
9.250%, 10/01/2018 (Acquired 12/31/2010 - 06/03/2011, Cost $29,198) (r)	27,000	27,810
		100,320
Automobiles - 0.53%
Chrysler Group LLC
8.250%, 06/15/2021 (Acquired 05/19/2011 - 08/15/2011, Cost $48,433) (r)	50,000	38,750
Hotels, Restaurants & Leisure - 1.76%
CityCenter Holdings LLC/CityCenter Finance Corporation
11.500%, 01/15/2017 (Acquired 03/25/2011 - 07/15/2011, Cost $26,688) (p)(r)	26,389	24,080
CKE Restaurants, Inc.
11.375%, 07/15/2018	41,000	42,845
DineEquity, Inc.
9.500%, 10/30/2018	30,000	29,925
NCL Corporation Limited
9.500%, 11/15/2018 (Acquired 12/31/2010 - 06/03/2011, Cost $31,541) (r)	30,000	30,450
		127,300
Household Durables - 0.31%
M/I Homes, Inc.
8.625%, 11/15/2018	25,000	22,625
Leisure Equipment & Products - 0.64%
Caesars Entertainment Operating Company, Inc.
10.000%, 12/15/2018	25,000	15,000
Seven Seas Cruises LLC
9.125%, 05/15/2019 (Acquired 05/13/2011, Cost $32,000) (r)	32,000	31,840
		46,840
Media - 2.81%
Bresnan Broadband Holdings LLC
8.000%, 12/15/2018 (Acquired 12/31/2010, Cost $20,700) (r)	20,000	20,250
CCO Holdings LLC/CCO Holdings Capital Corporation
6.500%, 04/30/2021 (c)	35,000	33,250
Cequel Communications Holdings I LLC/Cequel Capital Corporation
8.625%, 11/15/2017 (Acquired 12/31/2010 - 06/21/2011, Cost $36,071) (r)	35,000	34,824
Clear Channel Worldwide Holdings, Inc. - Series B
9.250%, 12/15/2017 (c)	30,000	30,825
Cumulus Media, Inc.
7.750%, 05/01/2019 (Acquired 05/26/2011 - 07/14/2011, Cost $29,710) (r)	30,000	25,425
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Company
7.500%, 03/15/2019 (Acquired 03/28/2011 - 04/05/2011, Cost $30,688) (r)	30,000	29,325
Unitymedia Hessen GmbH & Company/Unitymedia NRW GmbH
8.125%, 12/01/2017 (Acquired 12/31/2010, Cost $31,500) (r)	30,000	30,150
		204,049
Multiline Retail - 0.34%
Dillard's, Inc.
7.130%, 08/01/2018	25,000	25,125
TOTAL CONSUMER DISCRETIONARY		565,009
CONSUMER STAPLES - 0.94%
Food Products - 0.41%
Del Monte Foods Company
7.625%, 02/15/2019 (Acquired 02/01/2011 - 07/15/2011, Cost $35,325) (r)	35,000	29,750
Household Products - 0.53%
FGI Holding Company, Inc.
11.250%, 10/01/2015 (p)	20,587	20,175
FGI Operating Company, Inc.
10.250%, 08/01/2015	18,000	18,810
		38,985
TOTAL CONSUMER STAPLES		68,735
ENERGY - 3.81%
Energy Equipment & Services - 1.42%
McJunkin Red Man Corporation
9.500%, 12/15/2016	20,000	18,400
Parker Drilling Company
9.125%, 04/01/2018	35,000	35,525
PHI, Inc.
8.625%, 10/15/2018	25,000	24,750
Thermon Industries, Inc.
9.500%, 05/01/2017	14,000	14,630
Unit Corporation
6.625%, 05/15/2021	10,000	10,000
		103,305
Oil, Gas & Consumable Fuels - 2.39%
American Petroleum Tankers Parent LLC/American Petroleum Tankers Company
10.250%, 05/01/2015	32,000	31,760
Comstock Resources, Inc.
8.375%, 10/15/2017	20,000	19,300
7.750%, 04/01/2019	30,000	28,200
Overseas Shipholding Group, Inc.
7.500%, 02/15/2024	27,000	18,158
Petroquest Energy, Inc.
10.000%, 09/01/2017	30,000	29,250
Stone Energy Corporation
8.625%, 02/01/2017	50,000	47,250
		173,918
TOTAL ENERGY		277,223
FINANCIALS - 4.86%
Commercial Banks - 1.32%
CIT Group, Inc.
7.000%, 05/02/2017 (Acquired 12/31/2010 - 07/20/2011, Cost $65,102) (r)	65,000	63,131
TransUnion LLC/TransUnion Financing Corporation
11.375%, 06/15/2018	30,000	32,775
		95,906
Consumer Finance - 1.63%
Ally Financial, Inc.
7.250%, 09/15/2017	20,000	18,028
Credit Acceptance Corporation
9.125%, 02/01/2017 (Acquired 04/04/2011 - 08/02/2011, Cost $37,534) (r)	35,000	34,563
SLM Corporation - Series A
8.450%, 06/15/2018 (c)	40,000	41,659
Springleaf Finance Corporation
6.900%, 12/15/2017	35,000	25,375
		119,625
Diversified Financial Services - 0.43%
PHH Corporation
9.250%, 03/01/2016	30,000	30,975
Insurance - 1.01%
American International Group, Inc.
8.175%, 05/15/2058 (b)(c)	30,000	26,588
CNO Financial Group, Inc.
9.000%, 01/15/2018 (Acquired 12/31/2010 - 05/17/2011, Cost $47,794) (r)	45,000	46,800
		73,388
Investments & Miscellaneous Financial Services - 0.47%
Constellation Enterprises LLC
10.625%, 02/01/2016 (Acquired 01/20/2011 - 07/19/2011, Cost $35,098) (i)(r)	35,000	34,125
TOTAL FINANCIALS		354,019
HEALTH CARE - 4.52%
Health Care Providers & Services - 2.59%
AMGH Merger Sub, Inc.
9.250%, 11/01/2018 (Acquired 12/31/2010 - 06/03/2011, Cost $26,439) (r)	25,000	25,125
Capella Healthcare, Inc.
9.250%, 07/01/2017 (Acquired 12/31/2010 - 08/10/2011, Cost $42,404) (r)	40,000	38,200
CDRT Merger Sub, Inc.
8.125%, 06/01/2019 (Acquired 05/13/2011 - 06/03/2011, Cost $35,188) (r)	35,000	32,550
CHS/Community Health Systems, Inc.
8.875%, 07/15/2015	50,000	49,250
Fresenius Medical Care U.S. Finance, Inc.
6.500%, 09/15/2018 (Acquired 09/08/2011, Cost $9,862) (r)	10,000	10,200
HCA, Inc.
6.500%, 02/15/2020	15,000	14,700
Surgical Care Affiliates, Inc.
10.000%, 07/15/2017 (Acquired 12/31/2010, Cost $20,400) (i)(r)	20,000	19,100
		189,125
Health Care Technology - 1.03%
Giant Funding Corporation
8.250%, 02/01/2018 (Acquired 01/13/2011 - 06/03/2011, Cost $31,388) (r)	30,000	30,150
Merge Healthcare, Inc.
11.750%, 05/01/2015	20,000	20,400
STHI Holding Corporation
8.000%, 03/15/2018 (Acquired 03/11/2011 - 03/24/2011, Cost $25,764) (r)	25,000	24,250
		74,800
Pharmaceuticals - 0.90%
ConvaTec Healthcare E SA
10.500%, 12/15/2018 (Acquired 12/31/2010 - 06/28/2011, Cost $41,075) (r)	40,000	35,400
Endo Pharmaceuticals Holdings, Inc.
7.250%, 01/15/2022 (Acquired 06/03/2011 - 06/15/2011, Cost $30,100) (r)	30,000	30,225
		65,625
TOTAL HEALTH CARE		329,550
INDUSTRIALS - 4.23%
Aerospace & Defense - 0.13%
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021 (Acquired 08/24/2011, Cost $9,257) (r)	10,000	9,325
Airlines - 1.48%
America West Airlines Pass Through Trust - Series 2001-1
7.100%, 04/02/2021	20,908	20,176
American Airlines, Inc.
7.500%, 03/15/2016 (Acquired 03/09/2011 - 06/02/2011, Cost $34,856) (r)	35,000	29,575
Continental Airlines, Inc. Pass Through Trust - Series 2003-ERJ1
7.875%, 07/02/2018	36,703	34,684
Delta Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
8.021%, 08/10/2022	25,097	24,469
		108,904
Building Products - 0.46%
Roofing Supply Group LLC/Roofing Supply Finance, Inc.
8.625%, 12/01/2017 (Acquired 12/31/2010 - 06/03/2011, Cost $36,175) (r)	35,000	33,163
Commercial Services & Supplies - 1.17%
International Lease Finance Corporation
8.250%, 12/15/2020 (c)	50,000	49,125
RSC Equipment Rental, Inc./RSC Holdings III LLC
8.250%, 02/01/2021	20,000	17,400
United Rentals North America, Inc.
8.375%, 09/15/2020	20,000	18,450
		84,975
Machinery - 0.66%
Altra Holdings, Inc.
8.125%, 12/01/2016	20,000	20,500
The Manitowoc Company, Inc.
8.500%, 11/01/2020	30,000	27,300
		47,800
Road & Rail - 0.33%
Florida East Coast Railway Corporation
8.125%, 02/01/2017	25,000	24,375
TOTAL INDUSTRIALS		308,542
INFORMATION TECHNOLOGY - 1.29%
Communications Equipment - 0.18%
CDW LLC/CDW Finance Corporation
8.500%, 04/01/2019 (Acquired 03/29/2011, Cost $15,000) (r)	15,000	13,275
Electronic Equipment, Instruments & Components - 0.67%
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (Acquired 12/31/2010 - 08/29/2011, Cost $27,009) (r)	25,000	25,813
8.050%, 02/01/2020	25,000	22,750
		48,563
Software - 0.44%
Ceridian Corporation
11.250%, 11/15/2015	10,000	8,300
First Data Corporation
8.875%, 08/15/2020 (Acquired 12/31/2010 - 09/19/2011, Cost $25,870) (r)	25,000	23,625
		31,925
TOTAL INFORMATION TECHNOLOGY		93,763
MATERIALS - 5.41%
Chemicals - 1.42%
Georgia Gulf Corporation
9.000%, 01/15/2017 (Acquired 12/31/2010, Cost $21,596) (r)	20,000	20,300
Hexion U.S. Finance Corporation/Hexion Nova Scotia Finance ULC
8.875%, 02/01/2018	20,000	16,600
Lyondell Chemical Company
8.000%, 11/01/2017 (Acquired 07/06/2011, Cost $22,302) (r)	20,000	21,650
Momentive Performance Materials, Inc.
9.000%, 01/15/2021	30,000	20,700
Omnova Solutions, Inc.
7.875%, 11/01/2018	30,000	24,450
		103,700
Containers & Packaging - 1.33%
BWAY Holding Company
10.000%, 06/15/2018	30,000	31,650
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
7.875%, 08/15/2019 (Acquired 07/26/2011, Cost $40,127) (r)	40,000	38,800
Solo Cup Company
8.500%, 02/15/2014	30,000	26,250
		96,700
Metals & Mining - 1.48%
Atkore International, Inc.
9.875%, 01/01/2018 (Acquired 12/31/2010 - 06/03/2011, Cost $36,964) (r)	35,000	31,850
Rain CII Carbon LLC/CII Carbon Corporation
8.000%, 12/01/2018 (Acquired 12/31/2010, Cost $20,600) (r)	20,000	20,000
SunCoke Energy, Inc.
7.625%, 08/01/2019 (Acquired 07/20/2011, Cost $35,333) (r)	35,000	34,387
Tempel Steel Company
12.000%, 08/15/2016 (Acquired 07/28/2011 - 08/24/2011, Cost $19,415) (i)(r)	20,000	21,250
		107,487
Paper & Forest Products - 1.18%
Ainsworth Lumber Company Limited
11.000%, 07/29/2015 (Acquired 12/31/2010 - 06/30/2011, Cost $40,104) (p)(r)	41,000	26,855
Longview Fibre Paper & Packaging, Inc.
8.000%, 06/01/2016 (Acquired 05/17/2011, Cost $36,318) (r)	36,000	35,100
Verso Paper Holdings LLC/Verso Paper, Inc.
8.750%, 02/01/2019	35,000	24,325
		86,280
TOTAL MATERIALS		394,167
TELECOMMUNICATION SERVICES - 0.80%
Wireless Telecommunication Services - 0.80%
Clearwire Communication LLC/Clearwire Finance, Inc.
12.000%, 12/01/2015 (Acquired 12/31/2010 - 08/10/2011, Cost $25,829) (r)	25,000	21,188
Wind Acquisition Finance SA
11.750%, 07/15/2017 (Acquired 07/20/2011, Cost $16,719) (r)	15,000	12,825
Wind Acquisition Holdings Finance SA
12.250%, 07/15/2017 (Acquired 07/05/2011 - 08/17/2011, Cost $33,550) (p)(r)	31,225	24,511
		58,524
TOTAL TELECOMMUNICATION SERVICES		58,524
UTILITIES - 1.92%
Electric Utilities - 1.01%
GenOn Energy, Inc.
9.500%, 10/15/2018	15,000	14,175
NRG Energy, Inc.
7.875%, 05/15/2021 (Acquired 05/10/2011 - 08/15/2011, Cost $34,704) (r)	35,000	32,200
Texas Competitive Electric Holdings Company LLC/Texas Competitive Electric Holdings Finance, Inc.
11.500%, 10/01/2020 (Acquired 04/18/2011 - 07/07/2011, Cost $34,938) (r)	35,000	28,175
		74,550
Independent Power Producers & Energy Traders - 0.43%
Edison Mission Energy
7.000%, 05/15/2017	30,000	18,000
GenOn Americas Generation LLC
8.500%, 10/01/2021	15,000	12,975
		30,975
Multi-Utilities - 0.48%
Energy Future Intermediate Holding Company LLC
9.750%, 10/15/2019	35,000	34,647
TOTAL UTILITIES		140,172
Total corporate bonds (Cost $2,838,459)		2,589,704

	Shares
WARRANTS - 0.07%	Held
Automobiles - 0.07%
General Motors Company
Expiration: July 2016
Exercise Price: $10.00 (a)	417	4,854
General Motors Company
Expiration: July 2019
Exercise Price: $18.33 (a)	11	87
Total warrants (Cost $11,639)		4,941

Total investments - 98.16% (Cost $7,804,711)		7,151,669

Time deposit * - 0.58%		42,545

Other assets in excess of liabilities - 1.26%		91,383

Net assets - 100.00%		$7,285,597

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at September 30, 2011.
(c)	- All or a portion of this security is segregated as collateral.
(i)	- Illiquid security.
(p)	- Payment in-kind security.
(r)
 - Restricted security under Rule 144A of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.
    The total market value of these securities was $1,342,942, representing 18.43% of net assets.

ADR	- American Depositary Receipt
*	- Time deposit with Citibank bears interest at 0.03% and matures on 10/3/2011. Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS) was developed by MSCI and S&P, an independent international financial data and investment services company.  The GICS methodology is used by the MSCI indexes, which include domestic and international stocks, as well as by a large portion of the professional investment management community.  The GICS hierarchy begins with 10 sectors and is followed by 24 industry groups, 67 industries and 147 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Schedule of Investments - September 30, 2011
Hotchkis and Wiley High Yield Fund (Unaudited)

CORPORATE BONDS - 76.03%	Amount	Value
Aerospace/Defense - 0.95%
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021 (Acquired 08/24/2011 through 09/30/2011, Cost $3,487,154) (r)	$3,750,000	$3,496,875
Airlines - 3.78%
America West Airlines Pass Through Trust - Series 2001-1
7.100%, 04/02/2021	2,726,387	2,630,963
American Airlines, Inc.
7.500%, 03/15/2016 (Acquired 03/09/2011 through 07/28/2011, Cost $2,812,524) (r)	2,830,000	2,391,350
Continental Airlines, Inc. Pass Through Trust - Series 2003-ERJ1
7.875%, 07/02/2018	2,735,751	2,585,284
Delta Air Lines, Inc.
9.500%, 09/15/2014 (Acquired 09/16/2011, Cost $1,045,000) (r)	1,000,000	1,035,000
Delta Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
8.021%, 08/10/2022	2,641,591	2,575,551
United Air Lines, Inc. Pass Through Trust - Class B - Series 2007-1
7.336%, 07/02/2019 (Acquired 06/23/2010 through 07/28/2011, Cost $2,834,668) (d)(i)	2,976,011	2,693,290
		13,911,438
Apparel/Textiles - 0.77%
Quiksilver, Inc.
6.875%, 04/15/2015	3,161,000	2,829,095
Auto Loans - 2.01%
Credit Acceptance Corporation
9.125%, 02/01/2017 (Acquired 02/28/2011 through 08/02/2011, Cost $3,431,580) (c)(r)	3,215,000	3,174,813
Ford Motor Credit Company LLC
8.125%, 01/15/2020 (c)	3,710,000	4,222,729
		7,397,542
Auto Parts & Equipment - 3.31%
Affinia Group, Inc.
10.750%, 08/15/2016 (Acquired 08/06/2009 through 02/09/2011, Cost $1,848,616) (r)	1,728,000	1,771,200
Allison Transmission, Inc.
7.125%, 05/15/2019 (Acquired 04/27/2011 through 08/15/2011, Cost $2,501,609) (r)	2,525,000	2,297,750
American Axle & Manufacturing Holdings, Inc.
9.250%, 01/15/2017 (Acquired 12/10/2009 through 09/13/2011, Cost $2,861,178) (r)	2,700,000	2,821,500
Stoneridge, Inc.
9.500%, 10/15/2017 (Acquired 09/24/2010 through 08/26/2011, Cost $2,359,998) (r)	2,255,000	2,311,375
Tomkins LLC/Tomkins, Inc.
9.250%, 10/01/2018 (Acquired 09/21/2010 through 09/30/2011, Cost $3,004,208) (r)	2,872,000	2,958,160
		12,159,985
Automakers - 0.76%
Chrysler Group LLC
8.250%, 06/15/2021 (Acquired 05/19/2011 through 09/26/2011, Cost $3,518,782) (r)	3,600,000	2,790,000
Banking - 0.37%
Ally Financial, Inc.
7.250%, 09/15/2017	1,490,000	1,343,080
Building & Construction - 0.67%
M/I Homes, Inc.
8.625%, 11/15/2018	2,730,000	2,470,650
Building Materials - 2.19%
Building Materials Corporation of America
6.750%, 05/01/2021 (Acquired 08/26/2011 through 09/28/2011, Cost $3,864,841) (r)	4,000,000	3,810,000
Masonite International Corporation
8.250%, 04/15/2021 (Acquired 09/06/2011 through 09/14/2011, Cost $1,449,360) (r)	1,540,000	1,397,550
Roofing Supply Group LLC/Roofing Supply Finance, Inc.
8.625%, 12/01/2017 (Acquired 11/08/2010 through 08/18/2011, Cost $3,082,309) (r)	3,005,000	2,847,238
		8,054,788
Chemicals - 2.90%
Georgia Gulf Corporation
9.000%, 01/15/2017 (Acquired 12/11/2009 through 09/12/2011, Cost $2,211,617) (r)	2,119,000	2,150,785
Hexion U.S. Finance Corporation/Hexion Nova Scotia Finance ULC
8.875%, 02/01/2018	2,630,000	2,182,900
Lyondell Chemical Company
8.000%, 11/01/2017 (Acquired 07/06/2011 through 08/26/2011, Cost $3,386,571) (r)	3,050,000	3,301,624
Momentive Performance Materials, Inc.
9.000%, 01/15/2021	1,370,000	945,300
Omnova Solutions, Inc.
7.875%, 11/01/2018	2,555,000	2,082,325
		10,662,934
Consumer - Products - 0.92%
FGI Holding Company, Inc.
11.250%, 10/01/2015 (p)	1,265,782	1,240,466
FGI Operating Company, Inc.
10.250%, 08/01/2015	2,042,000	2,133,890
		3,374,356
Consumer/Commercial/Lease Financing - 5.69%
CIT Group, Inc.
7.000%, 05/01/2017 (c)	405	393
7.000%, 05/02/2017 (Acquired 12/10/2009 through 09/26/2011, Cost $8,125,616) (c)(r)	8,183,000	7,947,739
International Lease Finance Corporation
8.250%, 12/15/2020 (c)	4,920,000	4,833,900
SLM Corporation - Series A
8.450%, 06/15/2018 (c)	4,060,000	4,228,458
Springleaf Finance Corporation
6.900%, 12/15/2017	2,025,000	1,468,125
TransUnion LLC/TransUnion Financing Corporation
11.375%, 06/15/2018	2,220,000	2,425,350
		20,903,965
Department Stores - 0.91%
Dillard's, Inc.
6.625%, 01/15/2018	500,000	492,500
7.130%, 08/01/2018	2,840,000	2,854,200
		3,346,700
Diversified Capital Goods - 0.31%
FCC Holdings, Inc.
12.000%, 12/15/2015 (Acquired 01/03/2011, Cost $1,253,125) (i)(r)	1,250,000	1,131,250
Electric - Generation - 3.99%
Calpine Corporation
7.250%, 10/15/2017 (Acquired 09/28/2011 through 09/29/2011, Cost $2,460,000) (r)	2,500,000	2,425,000
Edison Mission Energy
7.000%, 05/15/2017 (c)	3,105,000	1,863,000
Energy Future Holdings Corporation
9.750%, 10/15/2019	2,113,000	2,091,673
Energy Future Intermediate Holding Company LLC
9.750%, 10/15/2019	1,057,000	1,046,332
GenOn Americas Generation LLC
8.500%, 10/01/2021	1,558,000	1,347,670
GenOn Energy, Inc.
9.500%, 10/15/2018	1,245,000	1,176,525
NRG Energy, Inc.
7.875%, 05/15/2021 (Acquired 05/10/2011 through 09/27/2011, Cost $3,432,837) (r)	3,485,000	3,206,200
Texas Competitive Electric Holdings Company LLC/Texas Competitive Electric Holdings Finance, Inc.
11.500%, 10/01/2020 (Acquired 04/14/2011 through 07/07/2011, Cost $1,868,913) (r)	1,875,000	1,509,375
		14,665,775
Electronics - 1.20%
Freescale Semiconductor, Inc.
9.250%, 04/15/2018 (Acquired 04/20/2010 through 09/30/2011, Cost $2,687,051) (r)	2,605,000	2,689,663
8.050%, 02/01/2020	1,875,000	1,706,250
		4,395,913
Energy - Exploration & Production - 5.10%
Bill Barrett Corporation
7.625%, 10/01/2019	2,500,000	2,462,500
Comstock Resources, Inc.
8.375%, 10/15/2017	1,470,000	1,418,550
7.750%, 04/01/2019	1,940,000	1,823,600
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/2017	2,250,000	2,205,000
Petroquest Energy, Inc.
10.000%, 09/01/2017	4,280,000	4,173,000
Stone Energy Corporation
8.625%, 02/01/2017	4,017,000	3,796,065
Unit Corporation
6.625%, 05/15/2021	2,863,000	2,863,000
		18,741,715
Food - Wholesale - 0.46%
Del Monte Foods Company
7.625%, 02/15/2019 (Acquired 02/01/2011 through 03/07/2011, Cost $2,004,375) (r)	1,975,000	1,678,750
Forestry/Paper - 2.12%
Ainsworth Lumber Company Limited
11.000%, 07/29/2015 (Acquired 02/22/2010 through 06/30/2011, Cost $2,912,731) (p)(r)	2,914,203	1,908,803
Longview Fibre Paper & Packaging, Inc.
8.000%, 06/01/2016 (Acquired 05/17/2011 through 08/25/2011, Cost $3,438,926) (r)	3,395,000	3,310,124
Verso Paper Holdings LLC/Verso Paper, Inc.
8.750%, 02/01/2019	3,700,000	2,571,500
		7,790,427
Gaming - 1.25%
Caesars Entertainment Operating Company, Inc.
10.000%, 12/15/2018	3,135,000	1,881,000
CityCenter Holdings LLC/CityCenter Finance Corporation
11.500%, 01/15/2017 (Acquired 01/13/2011 through 09/30/2011, Cost $2,972,580) (p)(r)	2,983,375	2,722,330
		4,603,330
Health Facilities - 4.19%
Capella Healthcare, Inc.
9.250%, 07/01/2017 (Acquired 06/21/2010 through 09/30/2011, Cost $3,657,327) (r)	3,520,000	3,361,600
CHS/Community Health Systems, Inc.
8.875%, 07/15/2015 (c)	3,910,000	3,851,350
HCA, Inc.
6.500%, 02/15/2020 (c)	4,285,000	4,199,300
Health Management Associates, Inc.
6.125%, 04/15/2016	2,307,000	2,278,163
Surgical Care Affiliates, Inc.
10.000%, 07/15/2017 (Acquired 12/15/2009 through 02/08/2011, Cost $1,801,747) (i)(r)	1,790,000	1,709,450
		15,399,863
Health Services - 3.01%
AMGH Merger Sub, Inc.
9.250%, 11/01/2018 (Acquired 10/15/2010 through 03/08/2011, Cost $2,135,537) (r)	2,055,000	2,065,275
CDRT Merger Sub, Inc.
8.125%, 06/01/2019 (Acquired 05/13/2011 through 09/28/2011, Cost $2,254,750) (r)	2,280,000	2,120,400
Fresenius Medical Care U.S. Finance, Inc.
6.500%, 09/15/2018 (Acquired 09/08/2011 through 09/29/2011, Cost $4,018,178) (r)	3,940,000	4,018,800
STHI Holding Corporation
8.000%, 03/15/2018 (Acquired 03/11/2011 through 08/24/2011, Cost $2,999,958) (r)	2,955,000	2,866,350
		11,070,825
Investments & Miscellaneous Financial Services - 0.70%
Constellation Enterprises LLC
10.625%, 02/01/2016 (Acquired 01/20/2011 through 07/19/2011, Cost $2,633,598) (i)(r)	2,630,000	2,564,250
Leisure - 1.05%
NCL Corporation Limited
9.500%, 11/15/2018 (Acquired 11/04/2010 through 05/19/2011, Cost $1,850,169) (r)	1,770,000	1,796,550
Seven Seas Cruises LLC
9.125%, 05/15/2019 (Acquired 05/13/2011 through 07/11/2011, Cost $2,154,575) (r)	2,088,000	2,077,560
		3,874,110
Life Insurance - 0.97%
CNO Financial Group, Inc.
9.000%, 01/15/2018 (Acquired 12/14/2010 through 05/17/2011, Cost $3,555,314) (c)(r)	3,445,000	3,582,800
Machinery - 1.28%
Altra Holdings, Inc.
8.125%, 12/01/2016	2,535,000	2,598,375
The Manitowoc Company, Inc.
8.500%, 11/01/2020	2,330,000	2,120,300
		4,718,675
Media - Broadcast - 0.69%
Cumulus Media, Inc.
7.750%, 05/01/2019 (Acquired 04/29/2011 through 09/27/2011, Cost $2,914,748) (r)	3,010,000	2,550,975
Media - Cable - 4.33%
Bresnan Broadband Holdings LLC
8.000%, 12/15/2018 (Acquired 12/01/2010 through 09/30/2011, Cost $3,134,372) (r)	3,043,000	3,081,037
CCO Holdings LLC/CCO Holdings Capital Corporation
6.500%, 04/30/2021 (c)	4,542,000	4,314,900
Cequel Communications Holdings I LLC/Cequel Capital Corporation
8.625%, 11/15/2017 (Acquired 10/30/2009 through 09/28/2011, Cost $2,967,840) (r)	2,965,000	2,950,175
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Company
7.500%, 03/15/2019 (Acquired 03/23/2011 through 08/26/2011, Cost $2,407,734) (r)	2,400,000	2,346,000
Unitymedia Hessen GmbH & Company/Unitymedia NRW GmbH
8.125%, 12/01/2017 (Acquired 11/17/2009 through 08/26/2011, Cost $3,322,189) (r)	3,220,000	3,236,100
		15,928,212
Media - Services - 0.69%
Clear Channel Worldwide Holdings, Inc. - Series B
9.250%, 12/15/2017 (c)	2,460,000	2,527,650
Medical Products - 1.12%
Giant Funding Corporation
8.250%, 02/01/2018 (Acquired 01/12/2011 through 01/13/2011, Cost $2,193,125) (r)	2,150,000	2,160,750
Merge Healthcare, Inc.
11.750%, 05/01/2015	1,930,000	1,968,600
		4,129,350
Metals/Mining Excluding Steel - 2.14%
Rain CII Carbon LLC/CII Carbon Corporation
8.000%, 12/01/2018 (Acquired 11/23/2010 through 09/29/2011, Cost $2,895,538) (r)	2,875,000	2,875,000
SunCoke Energy, Inc.
7.625%, 08/01/2019 (Acquired 07/20/2011 through 08/31/2011, Cost $2,973,775) (r)	2,950,000	2,898,375
Tempel Steel Company
12.000%, 08/15/2016 (Acquired 07/28/2011 through 08/24/2011, Cost $1,922,225) (i)(r)	1,980,000	2,103,750
		7,877,125
Multi-Line Insurance - 0.98%
American International Group, Inc.
8.175%, 05/15/2058 (b)(c)	4,075,000	3,611,469
Oil Field Equipment & Services - 3.68%
American Petroleum Tankers Parent LLC/American Petroleum Tankers Company
10.250%, 05/01/2015	3,296,000	3,271,280
McJunkin Red Man Corporation
9.500%, 12/15/2016 (c)	2,080,000	1,913,600
Parker Drilling Company
9.125%, 04/01/2018	3,055,000	3,100,825
PHI, Inc.
8.625%, 10/15/2018	2,675,000	2,648,250
Thermon Industries, Inc.
9.500%, 05/01/2017	2,490,000	2,602,050
		13,536,005
Packaging - 1.90%
BWAY Holding Company
10.000%, 06/15/2018	2,025,000	2,136,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
7.875%, 08/15/2019 (Acquired 07/26/2011, Cost $2,970,233) (r)	2,960,000	2,871,200
Solo Cup Company
8.500%, 02/15/2014	2,250,000	1,968,750
		6,976,325
Pharmaceuticals - 1.34%
ConvaTec Healthcare E SA
10.500%, 12/15/2018 (Acquired 12/28/2010 through 06/28/2011, Cost $3,045,284) (r)	2,910,000	2,575,350
Endo Pharmaceuticals Holdings, Inc.
7.250%, 01/15/2022 (Acquired 06/06/2011 through 07/25/2011, Cost $2,408,079) (r)	2,350,000	2,367,625
		4,942,975
Railroads - 0.62%
Florida East Coast Railway Corporation
8.125%, 02/01/2017	2,345,000	2,286,375
Restaurants - 1.56%
CKE Restaurants, Inc.
11.375%, 07/15/2018	3,271,000	3,418,195
DineEquity, Inc.
9.500%, 10/30/2018	2,330,000	2,324,175
		5,742,370
Software/Services - 1.26%
Ceridian Corporation
11.250%, 11/15/2015 (c)	1,510,000	1,253,300
First Data Corporation
10.550%, 09/24/2015 (p)	1,358,282	1,137,561
8.875%, 08/15/2020 (Acquired 08/11/2010 through 09/19/2011, Cost $2,436,178) (r)	2,375,000	2,244,375
		4,635,236
Steel Producers/Products - 0.52%
Atkore International, Inc.
9.875%, 01/01/2018 (Acquired 12/15/2010 through 08/26/2011, Cost $2,172,933) (r)	2,115,000	1,924,650
Support - Services - 2.13%
PHH Corporation
9.250%, 03/01/2016	3,130,000	3,231,725
RSC Equipment Rental, Inc./RSC Holdings III LLC
8.250%, 02/01/2021	2,209,000	1,921,830
United Rentals North America, Inc.
8.375%, 09/15/2020	2,885,000	2,661,413
		7,814,968
Telecom - Wireless - 1.09%
Clearwire Communication LLC/Clearwire Finance, Inc.
12.000%, 12/01/2015 (Acquired 09/21/2010 through 08/10/2011, Cost $2,189,914) (r)	2,130,000	1,805,175
Wind Acquisition Finance SA
11.750%, 07/15/2017 (Acquired 07/20/2011 through 07/22/2011, Cost $1,282,019) (r)	1,150,000	983,250
Wind Acquisition Holdings Finance SA
12.250%, 07/15/2017 (Acquired 01/05/2011 through 08/17/2011, Cost $1,709,004) (p)(r)	1,558,400	1,223,344
		4,011,769
Telecommunications Equipment - 0.62%
CDW LLC/CDW Finance Corporation
11.500%, 10/12/2015 (p)	12,999	13,032
12.535%, 10/12/2017	1,000,000	960,000
8.500%, 04/01/2019 (Acquired 03/29/2011 through 09/16/2011, Cost $1,449,984) (r)	1,475,000	1,305,375
		2,278,407
Transportation Excluding Air/Rail - 0.50%
Overseas Shipholding Group, Inc.
7.500%, 02/15/2024	2,732,000	1,837,270
Total corporate bonds (Cost $297,786,643)		279,570,222

CONVERTIBLE BONDS - 0.53%
Auto Parts & Equipment - 0.53%
Meritor, Inc.
4.000%, 02/15/2027 (b)	2,830,000	1,942,088
Total convertible bonds (Cost $2,593,643)		1,942,088

	Shares
CONVERTIBLE PREFERRED STOCKS - 2.47%	Held
Auto Parts & Equipment - 0.42%
The Goodyear Tire & Rubber Company, 5.875%	39,800	1,550,210
Banking - 1.19%
Citigroup, Inc., 7.500%	32,196	2,563,767
KeyCorp - Series A, 7.750%	17,800	1,806,700
		4,370,467
Electric - Integrated - 0.47%
PPL Corporation, 8.750%	31,750	1,726,883
Multi-Line Insurance - 0.39%
Hartford Financial Services Group, Inc. - Series F, 7.250%	75,440	1,452,974
Total convertible preferred stocks (Cost $11,204,071)		9,100,534

PREFERRED STOCKS - 3.72%
Banking - 2.75%
Ally Financial, Inc. - Series G, 7.000% (Acquired 10/22/2010 through 03/24/2011, Cost $2,363,725) (r)	2,570	1,721,177
Countrywide Capital V, 7.000%	154,598	2,968,281
GMAC Capital Trust I - Series 2, 8.125% (b)	135,875	2,479,719
Zions Bancorporation - Series C, 9.500%	116,435	2,939,984
		10,109,161
Hotels - 0.82%
Strategic Hotels & Resorts, Inc. - Series A, 8.500% (a)	56,900	1,421,362
Strategic Hotels & Resorts, Inc. - Series C, 8.250% (a)	64,700	1,576,739
		2,998,101
Investments & Miscellaneous Financial Services - 0.15%
Federal Home Loan Mortgage Corporation - Series Z, 8.375% (a)(b)	282,538	565,076
Total preferred stocks (Cost $15,100,095)		13,672,338

COMMON STOCKS - 0.40%
Automakers - 0.40%
General Motors Company (a)(i)	352,400	133,912
General Motors Company (a)	66,395	1,339,851
Total common stocks (Cost $2,275,257)		1,473,763

WARRANTS - 0.10%
Automakers - 0.10%
General Motors Company
Expiration: July 2016
Exercise Price: $10.00 (a)	32,022	372,737
General Motors Company
Expiration: July 2019
Exercise Price: $18.33 (a)	851	6,748
Total warrants (Cost $735,178)		379,485

Total investments - 83.25% (Cost $329,694,887)		306,138,430

Time deposits * - 17.65%		64,898,548

Liabilities in excess of other assets - (0.90)%		(3,324,575)

Net assets - 100.00%		$367,712,403

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at September 30, 2011.
(c)	- All or a portion of this security is segregated as collateral for credit default swap contracts.
(d)
 - Restricted security not registered under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of this security was
   $2,693,290, representing 0.73% of net assets.

(i)	- Illiquid security.
(p)	- Payment in-kind security.
(r)
 - Restricted security under Rule 144A of the Securities Act of 1933.  Purchased in a private placement transaction; resale to
   the public may require registration or be    limited to qualified institutional buyers.  The total market value of these securities was $136,471,172, representing 37.11% of net assets.

*
 - Time deposits of $1,200,000 with Bank of America, $54,098,548 with Brown Brother Harriman & Co., $1,200,000 with
   Citibank, $1,200,000 with HSBC Bank, $1,200,000 with JPMorgan Chase and $6,000,000 with Wells Fargo bear interest at
   0.03% and matures on 10/3/2011. Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Credit Default Swap Contracts - September 30, 2011
Hotchkis and Wiley High Yield Fund (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION (1)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Notional Amount (2)	Premiums Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Markit CDX.NA.HY.17	JPMorgan Chase & Company	5.00%	12/20/2016	$16,000,000	$(1,798,114)	$(1,960,136)	$(162,022)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced entity or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index.

(2) The maximum potential payment the Fund could be required to make as a seller of credit protection if a credit event occurs as defined under the terms of the swap agreement.

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of September 30, 2011:

LIABILITY DERIVATIVE INSTRUMENTS
Credit Contracts:
Credit Default Swap Contracts	$ 162,022

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

	Diversified	Large Cap	Mid-Cap	Small Cap
	Value Fund	Value Fund	Value Fund	Value Fund
Cost of investments	$459,479,320	$1,057,316,859	$1,438,861,408	$296,554,932
Gross unrealized appreciation	9,366,906	14,831,234	6,706,871	14,741,337
Gross unrealized depreciation	(159,631,328)	(369,145,099)	(501,582,932)	(86,247,651)
Net unrealized depreciation	$(150,264,422)	$(354,313,865)	$(494,876,061)	$(71,506,314)

	Value Opportunities	Capital	High
	Fund	Income Fund	Yield Fund
Cost of investments	$72,945,769	$7,804,711	$329,694,887
Gross unrealized appreciation	3,376,068	91,237	2,527,003
Gross unrealized depreciation	(16,891,223)	(744,279)	(26,083,460)
Net unrealized depreciation	$(13,515,155)	$(653,042)	$(23,556,457)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price or, if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued at the mean between the bid and asked prices on the basis of information from independent pricing services but may also be valued based on reported transactions or a broker-dealer quotation. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees.  The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of each Fund’s assets as of September 30, 2011:

	Diversified Value Fund	Large Cap Value Fund	Mid-Cap Value Fund	Small Cap Value Fund

Level 1 --- Quoted prices in an active market:
Common Stocks	$309,214,898	$703,002,994	$943,985,347	$225,048,618
Level 2 --- Other significant observable market inputs	-	-	-	-
Level 3 --- Significant unobservable inputs	-	-	-	-

Total Investments	$309,214,898	$703,002,994	$943,985,347	$225,048,618

	Value Opportunities Fund	Capital Income Fund	High Yield Fund

Level 1 --- Quoted prices in an active market:
Common Stocks	$46,977,021	$4,279,175	$1,339,851
Investment Companies	649,194	-	-
Preferred Stocks	7,838,816	113,401	11,951,161
Convertible Preferred Stocks	-	122,020	9,100,534
Warrants	-	4,941	379,485
Level 2 --- Other significant observable market inputs:
Common Stocks	2,734,514	1,748	133,912
Preferred Stocks	103,411	20,092	1,721,177
Convertible Bonds	-	20,588	1,942,088
Corporate Bonds	1,127,658	2,589,704	279,570,222
Level 3 --- Significant unobservable inputs	-	-	-

Total Investments	$59,430,614	$7,151,669	$306,138,430

Other Financial Instruments *
Level 1 --- Quoted prices in an active market:	-	-	-
Level 2 --- Other significant observable market inputs:
Credit Default Swap Contracts	-	-	$(162,022)
Level 3 --- Significant unobservable inputs	-	-	-
Total Investments	-	-	$(162,022)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments and are reflected at the unrealized appreciation (depreciation) on the instrument.

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

There were transfers from Level 1 to Level 2 of $2,157,861 and $103,411 and from Level 2 to Level 1 of $338,010 for the Value Opportunities Fund using market value as of September 30, 2011. The transfers were due to the use of Interactive Data’s proprietary fair value pricing model, due to lack of trading volume and due to increased trading volume, respectively, on September 30, 2011. There were no transfers into or out of Level 1 or Level 2 during the three months ended September 30, 2011 for the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund, Capital Income Fund and High Yield Fund. Transfers between Levels are recognized at the end of the reporting period.

The Trust did not have any liabilities that were measured at fair value on September 30, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hotchkis and Wiley Funds

By (Signature and Title)  /s/ Anna Marie Lopez
Anna Marie Lopez
President of Hotchkis and Wiley Funds

Date   November 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Anna Marie Lopez
Anna Marie Lopez
President of Hotchkis and Wiley Funds

Date   November 25, 2011

By (Signature and Title)  /s/ James Menvielle
James Menvielle
Treasurer of Hotchkis and Wiley Funds

Date   November 25, 2011